Stock-Based Compensation - Schedule of Valuation of Performance-Based Equity Bonus Awards (Details)	Mar. 13, 2024 $ / shares
Stock-Based Compensation - Schedule of Valuation of Performance-Based Equity Bonus Awards (Details) [Line Items]
Stock price	$ 6.97
Risk-free rate	4.28%
Volatility	55.00%
Tranche 1 hurdle price [Member]
Stock-Based Compensation - Schedule of Valuation of Performance-Based Equity Bonus Awards (Details) [Line Items]
Tranche hurdle price	$ 7.5
Tranche 2 hurdle price [Member]
Stock-Based Compensation - Schedule of Valuation of Performance-Based Equity Bonus Awards (Details) [Line Items]
Tranche hurdle price	12.5
Tranche 3 hurdle price [Member]
Stock-Based Compensation - Schedule of Valuation of Performance-Based Equity Bonus Awards (Details) [Line Items]
Tranche hurdle price	$ 15